Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income		$ 16,230,166,000	$ 15,389,074,000	$ 16,708,582,000
Hedging Instruments [Member] | Loan Portfolio Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		6,500,000	6,500,000
Interest Rate Derivative Liabilities at Fair Value		744,000	1,006,000
Gains/(Losses)		262,000	1,037,000
Hedged Items [Member] | Loan Portfolio Hedging [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	[1],[2]	6,500,000	6,500,000
Gains/(Losses)	[1],[3]	$ (259,000)	$ (1,032,000)

[1]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[2]	Represents principal balance being hedged.
[3]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.